Investment Properties	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Investment Properties
17.	INVESTMENT PROPERTIES
For the year ended December 31, 2023

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$35,572	$16,757,443	$10,175,880	$26,968,895
Additions	-	35,304	-	35,304
Reclassification	-	(182,588)	(12,233)	(194,821)
Effects of foreign currency exchange differences	-	(298,273)	(171,087)	(469,360)

Balance at December 31, 2023	$35,572	$16,311,886	$9,992,560	$26,340,018

Accumulated depreciation

Balance at January 1, 2023	$-	$3,868,107	$1,371,696	$5,239,803
Depreciation expenses	-	766,322	325,557	1,091,879
Reclassification	-	(51,031)	(4,309)	(55,340)
Effects of foreign currency exchange differences	-	(80,078)	(25,362)	(105,440)

Balance at December 31, 2023	$-	$4,503,320	$1,667,582	$6,170,902

Carrying amount at December 31, 2023	$35,572	$11,808,566	$8,324,978	$20,169,116

For the year ended December 31, 2024

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2024	$35,572	$16,311,886	$9,992,560	$26,340,018
Additions	-	15,145	-	15,145
Disposals	-	(62)	-	(62)
Reclassification	-	(88,176)	159	(88,017)
Effects of foreign currency exchange differences	-	845,530	520,026	1,365,556

Balance at December 31, 2024	$35,572	$17,084,323	$10,512,745	$27,632,640

Accumulated depreciation

Balance at January 1, 2024	$-	$4,503,320	$1,667,582	$6,170,902
Depreciation expenses	-	748,055	331,204	1,079,259
Disposals	-	(28)	-	(28)
Reclassification	-	(9,340)	54	(9,286)
Effects of foreign currency exchange differences	-	241,359	95,390	336,749

Balance at December 31, 2024	$-	$5,483,366	$2,094,230	$7,577,596

Carrying amount at December 31, 2024	$35,572	$11,600,957	$8,418,515	$20,055,044

For the year ended December 31, 2025
	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2025	$35,572	$17,084,323	$10,512,745	$27,632,640
Additions	-	33,260	-	33,260
Reclassification	-	315,032	18,179	333,211
Effects of foreign currency exchange differences	-	(318,251)	(205,183)	(523,434)

Balance at December 31, 2025	$35,572	$17,114,364	$10,325,741	$27,475,677

Accumulated depreciation

Balance at January 1, 2025	$-	$5,483,366	$2,094,230	$7,577,596
Depreciation expenses	-	723,339	320,286	1,043,625
Reclassification	-	216,195	9,563	225,758
Effects of foreign currency exchange differences	-	(79,924)	(28,269)	(108,193)

Balance at December 31, 2025	$-	$6,342,976	$2,395,810	$8,738,786

Carrying amount at December 31, 2025	$35,572	$10,771,388	$7,929,931	$18,736,891

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2025	$1,134	$544,607	$335,121	$880,862
Additions	-	1,060	-	1,060
Reclassification	-	10,042	580	10,622
Effects of foreign currency exchange differences	-	(10,145)	(6,541)	(16,686)

Balance at December 31, 2025	$1,134	$545,564	$329,160	$875,858

Accumulated depreciation

Balance at January 1, 2025	$-	$174,796	$66,759	$241,555
Depreciation expenses	-	23,058	10,210	33,268
Reclassification	-	6,892	305	7,197
Effects of foreign currency exchange differences	-	(2,548)	(901)	(3,449)

Balance at December 31, 2025	$-	$202,198	$76,373	$278,571

Carrying amount at December 31, 2025	$1,134	$343,366	$252,787	$597,287

Right-of-use assets included in investment properties were leasehold land located in Shanghai and were subleased under operating leases.
The abovementioned investment properties were leased out for 1 to 20 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.
In addition to fixed lease payments, some of the lease contracts also indicated that the lessees should make variable payments determined at a specific percentage of the excess of respective lessee’s monthly revenues over a specific amount.
The total lease payments to be received in the future under operating leases of investment properties were as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Year 1	$1,553,091	$1,253,359	$39,954
Year 2	1,333,489	950,028	30,285
Year 3	1,041,709	637,698	20,328
Year 4	768,824	489,743	15,612
Year 5	644,958	349,344	11,136
Year 6 onwards	1,247,966	326,699	10,414

	$6,590,037	$4,006,871	$127,729

The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	10-50 years
The fair value of the investment properties was measured using the market approach and the income approach based on Level 3 inputs by independent professional appraisers. The significant unobservable inputs were discount rates. The fair value of the investment properties was as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Fair value	$34,684,323	$33,806,692	$1,077,676

Refer to Note 36 for the carrying amount of the investment properties that had been pledged by the Group to secure borrowings.